Schedule II - Valuation and Qualifying Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 8,008	$ 7,614	$ 7,255
Provision Charged to Expense	4,448	3,094	2,135
Write-Offs	(2,827)	(3,233)	(1,642)
Foreign Exchange and Other	(359)	533	(134)
Balance at End of Year	$ 9,270	$ 8,008	$ 7,614